Prepayments and other assets - Loans receivable, net (Details) - CNY (¥) ¥ in Thousands				1 Months Ended	12 Months Ended
		Dec. 25, 2018	Dec. 25, 2017	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loans receivable, net
Loans receivable, gross					¥ 70,325	¥ 78,924
Less: allowance for doubtful loans					(31,694)	(4,997)	¥ (4,255)	¥ (1,113)
Loans receivable, net	[1]				38,631	73,927
Current Portion					38,631	67,979
Non-Current Portion						5,948
Secured loans
Loans receivable, net
Loans receivable, gross					12,746	14,197
Secured loans | Independent Third Party Trust
Loans receivable, net
Term of arrangement			1 year
Secured receivables acquired from trust
Loans receivable, net
Consideration for loans purchased		¥ 21,424
Secured receivables acquired from trust | Independent Third Party Trust
Loans receivable, net
Loans receivable, gross					12,746	14,170
Less: allowance for doubtful loans					(6,023)	(3,252)
Unsecured loans
Loans receivable, net
Loans receivable, gross					¥ 57,579	¥ 64,727
Real estate agent companies
Loans receivable, net
Loans receivable, gross				¥ 45,000
Loan original term				12 months
Interest rate on loan				6.48%
Minimum
Loans receivable, net
Loan original term					30 days	30 days
Interest rate on loan					3.60%	3.60%
Minimum | Secured loans | Independent Third Party Trust
Loans receivable, net
Percentage on loan facilitation fee			0.80%
Maximum
Loans receivable, net
Loan original term					5 years	5 years
Interest rate on loan					24.00%	24.00%
Maximum | Secured loans | Independent Third Party Trust
Loans receivable, net
Percentage on loan facilitation fee			4.00%

[1]	Loans receivable, net